COMMITMENTS, CONTINGENCIES, AND CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS, CONTINGENCIES, AND CREDIT RISK
Schedule of commitments

These commitments at December 31 are as follows (dollars in thousands):

	2013	2012
Commitments to extend credit:
Variable rate	$36,039	$39,782
Fixed rate	15,070	18,427
Standby letters of credit - Variable rate	5,077	2,879
Credit card commitments - Fixed rate	3,152	3,060

	$59,338	$64,148